UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  AUGUST 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA EMERGING MARKETS FUND - 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2006

 [LOGO OF USAA]
    USAA(R)

                             USAA EMERGING
                                  MARKETS Fund

                                         [GRAPHIC OF USAA EMERGING MARKETS FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    AUGUST 31, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA EMERGING MARKETS FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
    NUMBER                                                                           VALUE
 OF SHARES   SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             EQUITY SECURITIES (95.5%)

             COMMON STOCKS (88.1%)

             CONSUMER DISCRETIONARY (8.7%)
             -----------------------------
             APPAREL RETAIL (0.2%)
   120,900   Edgars Consolidated Stores Ltd.                                      $    475
                                                                                  --------
             AUTO PARTS & EQUIPMENT (0.7%)
 3,698,000   Brilliance China Automotive Holdings Ltd.*                                561
    18,340   Hyundai Mobis                                                           1,681
                                                                                  --------
                                                                                     2,242
                                                                                  --------
             AUTOMOBILE MANUFACTURERS (2.5%)
 1,838,876   China Motor Corp. Ltd.                                                  1,392
 7,847,800   Denway Motors Ltd.                                                      2,502
    38,590   Hyundai Motor Co. Ltd.                                                  3,251
   487,800   Proton Holdings Berhad                                                    655
                                                                                  --------
                                                                                     7,800
                                                                                  --------
             AUTOMOTIVE RETAIL (0.0%)(a)
    31,200   PT Astra International Tbk                                                 38
                                                                                  --------
             BROADCASTING & CABLE TV (0.1%)
 1,127,500   ABS-CBN Broadcasting Corp. PDR*                                           377
                                                                                  --------
             CASINOS & GAMING (0.8%)
   310,100   Genting Berhad                                                          2,073
    21,833   Kangwon Land, Inc.                                                        413
                                                                                  --------
                                                                                     2,486
                                                                                  --------
             DEPARTMENT STORES (0.4%)
    14,895   Hyundai Department Store Co. Ltd.                                       1,159
                                                                                  --------
             FOOTWEAR (0.5%)
   179,500   Grendene S.A.                                                           1,440
                                                                                  --------
             GENERAL MERCHANDISE STORES (0.3%)
 2,023,200   C.P. 7-Eleven Public Co. Ltd.                                             339
   232,400   Siam Makro Public Co. Ltd.                                                433
                                                                                  --------
                                                                                       772
                                                                                  --------
             HOME FURNISHINGS (0.5%)
   769,230   Nien Made Enterprise Co. Ltd.                                             603
   246,387   Steinhoff International Holdings Ltd.                                     804
                                                                                  --------
                                                                                     1,407
                                                                                  --------
             HOMEBUILDING (0.0%)(a)
   256,100   Land and Houses Public Co. Ltd.                                            52
                                                                                  --------
             HOTELS, RESORTS, & CRUISE LINES (0.6%)
   574,500   Resorts World Berhad                                                    1,857
                                                                                  --------
             TEXTILES (1.4%)
   982,780   Far Eastern Textile Ltd.                                                  690
 1,388,000   Nien Hsing Textile Co. Ltd.                                               717
 1,283,500   Texwinca Holdings Ltd.                                                    842
 1,891,500   Weiqiao Textile Co. Ltd. "H"                                            2,099
                                                                                  --------
                                                                                     4,348
                                                                                  --------

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                   (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
    NUMBER                                                                           VALUE
 OF SHARES   SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             TIRES & RUBBER (0.7%)
   186,070   Kumho Tire Co., Inc.                                                 $  2,226
                                                                                  --------
             Total Consumer Discretionary                                           26,679
                                                                                  --------
             CONSUMER STAPLES (6.7%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.7%)
 5,761,000   Charoen Pokphand Foods Public Co. Ltd.                                    763
 2,906,500   Global Bio-chem Technology Group Co. Ltd.                                 968
    91,900   Kuala Lumpur Kepong Berhad                                                285
                                                                                  --------
                                                                                     2,016
                                                                                  --------
             BREWERS (0.5%)
    59,500   Compania Cervecerias Unidas S.A. ADR                                    1,479
                                                                                  --------
             FOOD DISTRIBUTORS (0.2%)
   134,700   Organizacion Soriana S.A. de C.V. "B"                                     642
                                                                                  --------
             FOOD RETAIL (1.1%)
 1,519,200   Controladora Comercial Mexicana S.A. de C.V. (UBC) "B"                  2,854
   143,960   Super-Sol Ltd.*                                                           432
                                                                                  --------
                                                                                     3,286
                                                                                  --------
             HOUSEHOLD PRODUCTS (0.4%)
   350,400   Kimberly-Clark de Mexico S.A. de C.V. "A"                               1,320
                                                                                  --------
             HYPERMARKETS & SUPER CENTERS (0.9%)
     2,500   Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR               69
     8,170   Lotte Shopping Co. Ltd.                                                 2,784
                                                                                  --------
                                                                                     2,853
                                                                                  --------
             PACKAGED FOODS & MEAT (0.4%)
 7,903,800   PT Indofood Sukses Makmur Tbk                                           1,034
                                                                                  --------
             SOFT DRINKS (1.9%)
   111,820   Coca Cola Femsa S.A. de C.V. ADR                                        3,301
   297,800   Embotelladoras Arca S.A.                                                  862
   985,100   Grupo Continental S.A.                                                  1,715
                                                                                  --------
                                                                                     5,878
                                                                                  --------
             TOBACCO (0.6%)
 1,738,100   PT Gudang Garam Tbk                                                     1,930
                                                                                  --------
             Total Consumer Staples                                                 20,438
                                                                                  --------
             ENERGY (10.0%)
             --------------
             INTEGRATED OIL & GAS (7.8%)
 2,912,700   China Petroleum and Chemical Corp. "H"                                  1,730
    82,100   LUKoil Holdings ADR                                                     6,872
   124,450   OAO Gazprom ADR(b)                                                      5,862
    51,300   Petrobras Energia S.A. ADR "B"*                                           537
   100,886   Petroleo Brasileiro S.A. ADR                                            9,045
                                                                                  --------
                                                                                    24,046
                                                                                  --------
             OIL & GAS EXPLORATION & PRODUCTION (1.3%)
 4,427,600   CNOOC Ltd.                                                              3,866
                                                                                  --------

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                   (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
    NUMBER                                                                           VALUE
 OF SHARES   SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             OIL & GAS REFINING & MARKETING (0.9%)
    58,500   Gail India Ltd. GDR                                                  $  1,989
    13,481   SK Corp.                                                                  868
                                                                                  --------
                                                                                     2,857
                                                                                  --------
             Total Energy                                                           30,769
                                                                                  --------
             FINANCIALS (18.8%)
             ------------------
             CONSUMER FINANCE (0.3%)
    51,370   Industrial Bank of Korea                                                  919
                                                                                  --------
             DIVERSIFIED BANKS (13.6%)
   249,000   Bank Hapoalim Ltd.                                                      1,096
 1,695,048   Bank of the Philippine Islands                                          1,768
 4,186,168   Chinatrust Financial Holding Co. Ltd.                                   2,742
   479,900   Commerce Asset-Holding Berhad                                             834
 4,603,805   First Financial Holding Co. Ltd.                                        2,953
 2,062,000   Fubon Financial Holding Co. Ltd.                                        1,536
    43,000   ICICI Bank Ltd. ADR                                                     1,148
 1,294,800   Kasikornbank Public Co. Ltd.                                            2,153
    17,460   Komercni Banka a.s.                                                     2,597
    60,380   Kookmin Bank                                                            4,887
     6,930   Kookmin Bank ADR                                                          558
    26,790   Korea Exchange Bank*                                                      325
 1,081,800   Malayan Banking Berhad                                                  3,292
   310,209   Nedcor Ltd.                                                             4,749
 1,438,900   Siam Commercial Bank Public Co. Ltd.                                    2,221
 7,640,639   SinoPac Holdings Co.                                                    3,345
    79,800   State Bank of India Ltd. GDR                                            3,910
   295,800   Turkiye Is Bankasi                                                      1,706
                                                                                  --------
                                                                                    41,820
                                                                                  --------
             LIFE & HEALTH INSURANCE (1.1%)
 1,575,364   Sanlam Ltd.                                                             3,308
                                                                                  --------
             MULTI-SECTOR HOLDINGS (1.5%)
 1,488,000   AMMB Holdings Berhad                                                      990
 2,309,200   Sime Darby Berhad                                                       3,733
                                                                                  --------
                                                                                     4,723
                                                                                  --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
   578,200   Alexander Forbes Ltd.*                                                  1,131
                                                                                  --------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
   144,900   Consorcio ARA, S.A. de C.V.                                               675
   550,900   MK Land Holdings Berhad                                                    83
                                                                                  --------
                                                                                       758
                                                                                  --------
             REGIONAL BANKS (1.4%)
   458,300   Banco De Oro*                                                             334
    48,500   Banco De Oro GDR*(c)                                                      706
   231,800   Bank Leumi Le-Israel                                                      827
 7,536,300   Krung Thai Bank Public Co. Ltd.                                         2,286
 1,286,600   PT Bank Mandiri Tbk                                                       297
                                                                                  --------
                                                                                     4,450
                                                                                  --------
             REITs - RETAIL (0.3%)
 5,054,200   SM Prime Holdings, Inc.                                                   786
                                                                                  --------
             Total Financials                                                       57,895
                                                                                  --------

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                   (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
    NUMBER                                                                           VALUE
 OF SHARES   SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             HEALTH CARE (1.5%)
             ------------------
             PHARMACEUTICALS (1.5%)
    93,600   Taro Pharmaceutical Industries Ltd.*(b)                              $  1,224
    99,600   Teva Pharmaceutical Industries Ltd. ADR                                 3,462
                                                                                  --------
             Total Health Care                                                       4,686
                                                                                  --------
             INDUSTRIALS (7.3%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.5%)
 4,885,200   Sinotrans Ltd. "H"                                                      1,545
                                                                                  --------
             AIRPORT SERVICES (0.7%)
    57,700   Grupo Aeroportuario del Sureste S.A. de C.V. ADR "B"                    2,039
                                                                                  --------
             BUILDING PRODUCTS (0.7%)
   318,074   Aveng Ltd.                                                              1,177
 1,447,260   Taiwan Cement Corp.                                                       966
                                                                                  --------
                                                                                     2,143
                                                                                  --------
             CONSTRUCTION & ENGINEERING (1.1%)
    19,354   Daelim Industrial Co. Ltd.                                              1,240
 1,704,600   Gamuda Berhad                                                           1,880
   716,900   Manila Electric Co. "B"*                                                  381
                                                                                  --------
                                                                                     3,501
                                                                                  --------
             ELECTRICAL COMPONENTS & EQUIPMENT (2.5%)
   310,800   BYD Co. Ltd. "H"*                                                         703
 1,361,200   Delta Electronics Public Co. Ltd.                                         598
    55,550   LG Electronics, Inc.                                                    3,721
   333,250   Radiant Opto-Electronics Corp.                                            461
 6,338,440   Yageo Corp.*                                                            2,187
                                                                                  --------
                                                                                     7,670
                                                                                  --------
             INDUSTRIAL CONGLOMERATES (1.8%)
   152,202   Bidvest Group Ltd.                                                      2,302
   269,947   Desc S.A. de C.V. "B"*                                                    230
   296,601   Koc Holding AS*                                                         1,104
   991,000   Shanghai Industrial Holdings Ltd.                                       1,934
                                                                                  --------
                                                                                     5,570
                                                                                  --------
             Total Industrials                                                      22,468
                                                                                  --------
             INFORMATION TECHNOLOGY (11.1%)
             ------------------------------
             COMMUNICATIONS EQUIPMENT (0.6%)
 3,341,050   Benq Corp.*                                                             1,732
                                                                                  --------
             COMPUTER HARDWARE (2.8%)
 4,471,117   Compal Electronics, Inc.                                                3,914
 3,293,482   Quanta Computer, Inc.                                                   4,726
                                                                                  --------
                                                                                     8,640
                                                                                  --------
             COMPUTER STORAGE & PERIPHERALS (0.7%)
   218,000   Asustek Computer, Inc.                                                    489
    18,330   Samsung SDI Co. Ltd.                                                    1,518
                                                                                  --------
                                                                                     2,007
                                                                                  --------

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                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
    NUMBER                                                                           VALUE
 OF SHARES   SECURITY                                                                (000)
------------------------------------------------------------------------------------------
             ELECTRONIC EQUIPMENT MANUFACTURERS (0.9%)
    46,030   LG Philips LCD Co. Ltd.*                                             $  1,843
 1,272,057   Optimax Technology Corp.*                                               1,025
                                                                                  --------
                                                                                     2,868
                                                                                  --------
             SEMICONDUCTOR EQUIPMENT (0.5%)
   420,597   Advanced Semiconductor Engineering, Inc.                                  432
 1,305,638   Sunplus Technology Co. Ltd.                                             1,252
                                                                                  --------
                                                                                     1,684
                                                                                  --------
             SEMICONDUCTORS (5.0%)
    18,520   Hynix Semiconductor, Inc.*                                                709
    11,097   Powerchip Semiconductor Corp.                                               7
    10,179   Samsung Electronics Co. Ltd.                                            6,883
14,071,144   United Microelectronics Corp.                                           7,699
                                                                                  --------
                                                                                    15,298
                                                                                  --------
             SYSTEMS SOFTWARE (0.6%)
   105,100   Check Point Software Technologies Ltd.*                                 1,954
                                                                                  --------
             Total Information Technology                                           34,183
                                                                                  --------
             MATERIALS (10.2%)
             -----------------
             ALUMINUM (1.1%)
   120,300   Hindalco Industries Ltd.(c)                                               236
   844,100   Hindalco Industries Ltd. GDR(b)                                         3,081
                                                                                  --------
                                                                                     3,317
                                                                                  --------
             COMMODITY CHEMICALS (0.4%)
    70,400   Braskem S.A. ADR(b)                                                       914
   979,000   Panva Gas Holdings Ltd.*                                                  440
                                                                                  --------
                                                                                     1,354
                                                                                  --------
             CONSTRUCTION MATERIALS (0.5%)
   493,798   Cemex S.A. de C.V. CPO*                                                 1,424
                                                                                  --------
             DIVERSIFIED CHEMICALS (3.4%)
   188,200   Hanwha Chemical Corp.                                                   1,909
    77,010   LG Chem Ltd.                                                            3,136
    73,277   Reliance Industries Ltd. GDR(c)                                         5,276
                                                                                  --------
                                                                                    10,321
                                                                                  --------
             DIVERSIFIED METALS & MINING (0.7%)
     6,100   Mining and Metallurgical Co. Norilsk Nickel ADR                           833
 1,739,000   Yanzhou Coal Mining Co. Ltd. "H"                                        1,227
                                                                                  --------
                                                                                     2,060
                                                                                  --------
             FOREST PRODUCTS (0.1%)
    25,500   Masisa S.A. ADR                                                           203
                                                                                  --------
             PAPER PACKAGING (0.8%)
 1,104,234   Nampak Ltd.                                                             2,626
                                                                                  --------
             PAPER PRODUCTS (1.5%)
   256,423   Sappi Ltd.                                                              3,261
    86,400   Votorantim Celulose e Papel S.A. ADR                                    1,393
                                                                                  --------
                                                                                     4,654
                                                                                  --------
             STEEL (1.7%)
    34,200   Companhia Vale do Rio Doce ADR                                            733
    59,800   Novolipetsk Steel Corp. GDR(b),(c)                                      1,151

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                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
    NUMBER                                                                           VALUE
 OF SHARES   SECURITY                                                                (000)
------------------------------------------------------------------------------------------
     6,790   POSCO                                                                $  1,706
    27,800   POSCO ADR                                                               1,727
                                                                                  --------
                                                                                     5,317
                                                                                  --------
             Total Materials                                                        31,276
                                                                                  --------
             TELECOMMUNICATION SERVICES (10.1%)
             ----------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (8.6%)
12,477,500   China Telecom Corp. Ltd. "H"                                            4,187
   201,486   Chunghwa Telecom Co. Ltd. ADR(b)                                        3,488
     7,330   KT Corp.                                                                  320
   139,400   KT Corp. ADR                                                            3,081
   609,400   Magyar Tavkozlesi Rt.*                                                  2,487
   371,150   Mahanagar Telephone Nigam Ltd. ADR                                      2,461
 1,979,300   PT Indonesian Satellite Corp. Tbk                                         957
   210,300   PT Telekomunikasi Indonesia Tbk                                           183
   237,300   Telefonos de Mexico S.A. de C.V. ADR "L"                                5,728
   398,087   Telekomunikacja Polska S.A.                                             2,611
    40,700   Telemar Norte Leste S.A.                                                  816
                                                                                  --------
                                                                                    26,319
                                                                                  --------
             WIRELESS TELECOMMUNICATION SERVICES (1.5%)
     2,430   SK Telecom Co. Ltd.                                                       472
   172,780   SK Telecom Co. Ltd. ADR                                                 3,784
   457,720   Taiwan Mobile Co. Ltd.                                                    426
                                                                                  --------
                                                                                     4,682
                                                                                  --------
             Total Telecommunication Services                                       31,001
                                                                                  --------
             UTILITIES (3.7%)
             ----------------
             ELECTRIC UTILITIES (3.3%)
31,637,800   Centrais Electricas Brasileiras S.A.                                      691
 6,245,400   Huadian Power International Corp. Ltd. "H"                              1,550
 2,597,800   Huaneng Power International, Inc. "H"                                   1,727
   150,290   Korea Electric Power Corp.                                              5,753
    15,600   Korea Electric Power Corp. ADR                                            303
                                                                                  --------
                                                                                    10,024
                                                                                  --------
             WATER UTILITIES (0.4%)
 6,027,500   Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)            661
    24,900   Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR        676
                                                                                  --------
                                                                                     1,337
                                                                                  --------
             Total Utilities                                                        11,361
                                                                                  --------
             Total Common Stocks (cost: $250,322)                                  270,756
                                                                                  --------
             PREFERRED SECURITIES (7.4%)

             CONSUMER DISCRETIONARY (0.6%)
             -----------------------------
             TEXTILES (0.6%)
21,893,700   Companhia de Tecidos Norte de Minas                                     1,981
                                                                                  --------
             Total Consumer Discretionary                                            1,981
                                                                                  --------
             FINANCIALS (1.3%)
             -----------------
             DIVERSIFIED BANKS (1.3%)
    49,120   Banco Itau S.A. ADR                                                     1,495
    35,300   Uniao De Bancos Brasileiros S.A. (Unibanco) GDR                         2,554
                                                                                  --------
             Total Financials                                                        4,049
                                                                                  --------

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                   (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2006 (UNAUDITED)

                                                                                    MARKET
     NUMBER                                                                          VALUE
  OF SHARES   SECURITY                                                               (000)
------------------------------------------------------------------------------------------
              INDUSTRIALS (0.8%)
              ------------------
              AEROSPACE & DEFENSE (0.8%)
     59,344   Embraer Empresa Brasileira de Aeronautica S.A. ADR(b)               $  2,291
                                                                                  --------
              Total Industrials                                                      2,291
                                                                                  --------
              MATERIALS (0.9%)
              ----------------
              COMMODITY CHEMICALS (0.7%)
    344,900   Braskem S.A. "A"                                                       2,244
                                                                                  --------
              PAPER PACKAGING (0.2%)
    250,600   Klabin S.A.                                                              498
                                                                                  --------
              Total Materials                                                        2,742
                                                                                  --------
              TELECOMMUNICATION SERVICES (2.3%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (1.8%)
     96,460   Brasil Telecom Participacoes S.A. ADR(b)                               2,913
    147,000   Tele Norte Leste Participacoes S.A. ADR                                1,895
     28,185   Telesp - Telecomunicacoes de Sao Paulo S.A.                              632
                                                                                  --------
                                                                                     5,440
                                                                                  --------
              WIRELESS TELECOMMUNICATION SERVICES (0.5%)
964,191,084   Telemig Celular Participacoes S.A.                                     1,606
                                                                                  --------
              Total Telecommunication Services                                       7,046
                                                                                  --------
              UTILITIES (1.5%)
              ----------------
              ELECTRIC UTILITIES (1.5%)
 56,708,100   Centrais Electricas Brasileiras S.A. "B"                               1,132
 40,517,000   Companhia Energetica de Minas Gerais (CEMIG)                           1,672
174,271,400   Companhia Paranaense de Energia-Copel                                  1,874
                                                                                  --------
              Total Utilities                                                        4,678
                                                                                  --------
              Total Preferred Securities (cost: $20,927)                            22,787
                                                                                  --------
              Total Equity Securities (cost: $271,249)                             293,543
                                                                                  --------
              MONEY MARKET INSTRUMENTS (3.1%)

              MONEY MARKET FUNDS (3.1%)
  1,196,248   SSgA Money Market Fund, 4.98%(d)                                       1,196
  8,344,006   SSgA Prime Money Market Fund, 5.17%(d)                                 8,344
                                                                                  --------
              Total Money Market Instruments (cost: $9,540)                          9,540
                                                                                  --------
              SHORT-TERM INVESTMENTS PURCHASED WITH CASH
              COLLATERAL FROM SECURITIES LOANED (4.6%)(e)

              MONEY MARKET FUNDS (0.2%)
    614,988   AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.24%(d)          615
                                                                                  --------
              Total Money Market Funds                                                 615
                                                                                  --------

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                   of INVESTMENTS
                   (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2006 (UNAUDITED)

  PRINCIPAL                                                                         MARKET
    AMOUNTL                                                                          VALUE
      (000)   SECURITY                                                               (000)
------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (4.4%)(f)
     $6,500   Credit Suisse First Boston, LLC, 5.27%, acquired on 8/31/2006 and due 9/01/2006 at $6,500 (collateralized by $6,950 of
                 Fannie Mae Discount Notes(g), 5.17%(h), due 7/27/2007;
                 market value $6,631)                                             $  6,500
      6,000   Deutsche Bank Securities, Inc., 5.27%, acquired on 8/31/2006 and due 9/01/2006 at $6,000 (collateralized by $6,151 of
                 Freddie Mac Notes(g), 5.20%, due 3/19/2015; market
                 value $6,121)                                                       6,000
      1,000   Morgan Stanley & Co., Inc., 5.25%, acquired on 8/31/2006 and due 9/01/2006 at $1,000 (collateralized by $1,040 of Fannie
                 Mae Notes(g), 5.55%, due 8/25/2011; market value $1,041)            1,000
                                                                                  --------
              Total Repurchase Agreements                                           13,500
                                                                                  --------
              Total Short-term Investments Purchased With Cash Collateral From
                 Securities Loaned (cost: $14,115)                                  14,115
                                                                                  --------

              TOTAL INVESTMENTS (COST: $294,904)                                  $317,198
                                                                                  ========

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USAA EMERGING MARKETS FUND
AUGUST 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

         A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

             1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

             2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

             3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

             4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

             5. Repurchase agreements are valued at cost, which approximates market value.

             6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be

10

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           to Portfolio of INVESTMENTS
           (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2006 (UNAUDITED)

                priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of August 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of August 31, 2006, were $38,699,000 and $16,405,000, respectively, resulting in net unrealized appreciation of $22,294,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $307,322,000 at August 31, 2006, and, in total, may not equal 100%.

         D. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         E.  CPO - Certificate of ordinary participation.

         F. GDR - Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

         G. PDR - Philippine depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of a stock traded on the Philippine stock exchange. Dividends are paid in U.S. dollars.

         H.  REIT - Real estate investment trust.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Represents less than 0.1% of net assets.

         (b) The security or a portion thereof was out on loan as of August 31, 2006. The aggregate fair market value of the loaned portion of these securities as of August 31, 2006, was approximately $13,138,000. This amount excludes $403,000 of securities on loan which were sold prior to August 31, 2006.

         (c) Security was fair valued at August 31, 2006, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

         (d) Rate represents the money market fund annualized seven-day yield at August 31, 2006.

         (e) The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions

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           to Portfolio of INVESTMENTS
           (continued)

USAA EMERGING MARKETS FUND
AUGUST 31, 2006 (UNAUDITED)

             are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

         (f) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

         (g) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         (h) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         * Non-income-producing security for the 12 months preceding August 31, 2006.

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

                   TRUSTEES     Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48054-1006                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    OCTOBER 18, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    OCTOBER 24, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    OCTOBER 23, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.